Discontinued operations - Summary of Profit (Loss) and Other Comprehensive Income from Discontinued Operations as Follows (Detail) - RUB (₽) ₽ in Millions			12 Months Ended
		Apr. 21, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of Comprehensive income of discontinued operation [Line Items]
Finance costs			₽ (25,145)		₽ (33,863)	[1]	₽ (37,514)	[1]
Foreign exchange (loss) gain, net			(36,388)		18,288	[1]	(24,187)	[1]
Income tax expense			(2,528)		(7,913)	[1]	(2,653)	[1]
Gain on sale of discontinued operations		₽ 45,580
Profit (loss) after tax for the period from discontinued operations			41,609		(6,790)	[1]	(7,361)	[1]
Discontinued operations [member]
Disclosure of Comprehensive income of discontinued operation [Line Items]
Revenue			2,142	[2]	9,414		8,778
Expenses			(3,010)	[2]	(12,115)		(9,985)
Finance costs			(1,708)	[2]	(4,967)		(4,538)
Foreign exchange (loss) gain, net			(1,377)	[2]	952		(1,588)
Loss before tax from discontinued operations			(3,953)	[2]	(6,716)		(7,333)
Income tax expense			(18)	[2]	(74)		(28)
Loss after tax from discontinued operations			(3,971)	[2]	(6,790)		(7,361)
Gain on sale of discontinued operations	[2]		45,580
Net gain on sale of discontinued operations	[2]		45,580
Profit (loss) after tax for the period from discontinued operations			₽ 41,609	[2]	₽ (6,790)		₽ (7,361)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).
[2]	Represents operations for the period of January 1 – April 21, 2020.